Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Common Class A [Member] Cetus Capital Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member] Cetus Capital Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cetus Capital Acquisition Corp [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cetus Capital Acquisition Corp [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total	Cetus Capital Acquisition Corp [Member]	Shareholder Subscription [Member]	Subscription Receivable [Member] Cetus Capital Acquisition Corp [Member]
Balance at Dec. 31, 2021	$ 7,749,304			$ 6,604		$ 581,159	$ (8,367,177)		$ (15,407)		$ (15,407)		$ 14,703
Balance, shares at Dec. 31, 2021	24,033,782
Net income (loss)							(1,256,278)		(1,256,278)	39,192	(1,217,086)
Foreign currency translation						29,825			29,825	33,576	63,401
Capital injection	$ 1,090,346								1,075,643		1,075,643		(14,703)
Capital injection, shares	3,244,870
Contribution from a non-controlling shareholder				918,693					918,693	709,036	1,627,729
Balance at Dec. 31, 2022	$ 8,839,650	$ 144		925,297	$ 24,856	610,984	(9,623,455)	$ (5,652)	752,476	781,804	1,534,280	$ 19,348
Balance, shares at Dec. 31, 2022	27,278,652	1,437,500
Balance at Jun. 06, 2022
Balance, shares at Jun. 06, 2022
Net income (loss)								(5,652)				(5,652)
Issuance of Common Stock			$ 144		24,856									(25,000)
Issuance of Common Stock, shares			1,437,500
Conversion of Class B to Class A common stock		$ 144	$ (144)
Conversion from promissory note to private placement units, shares		1,437,500	(1,437,500)
Collection of subscription receivable												25,000		25,000
Balance at Dec. 31, 2022	$ 8,839,650	$ 144		925,297	24,856	610,984	(9,623,455)	(5,652)	752,476	781,804	1,534,280	19,348
Balance, shares at Dec. 31, 2022	27,278,652	1,437,500
Net income (loss)							(789,974)	413,341	(789,974)	(180,266)	(970,240)	413,341
Foreign currency translation						(9,874)			(9,874)	(28,506)	(38,380)
Accretion of subsequent measurement of common stock subject to redemption value					(2,459,581)							(2,459,581)
Extension funds attributable to common stock subject to redemption
Issuance of Common Stock		$ 575			57,499,425							57,500,000
Issuance of Common Stock, shares		5,750,000
Issuance of Private Placement Units		$ 27			2,651,883							2,651,910
Issuance of Private Placement Units, shares		265,191
Conversion from Promissory Note to Private Placement Units		$ 2			216,835							216,837
Conversion from Promissory Note to Private Placement Units, shares		21,684
Issuance of representative shares		$ 6			137,442							137,448
Issuance of representative shares, shares		57,500
Underwriting Commissions					(2,587,500)							(2,587,500)
Offering Costs					(767,346)							(767,346)
Reclassification of Common Stock Subject to Redemption		$ (575)			(51,769,960)							(51,770,535)
Reclassification of Common Stock Subject to Redemption, shares		(5,750,000)
Accretion of initial measurement of subject to redemption					(1,397,314)							(1,397,314)
Balance at Jun. 30, 2023	$ 8,839,650	$ 179		925,297	1,548,740	601,110	(10,413,429)	413,341	(47,372)	573,032	525,660	1,956,608
Balance, shares at Jun. 30, 2023	27,278,652	1,781,875
Balance at Dec. 31, 2022	$ 8,839,650	$ 144		925,297	24,856	610,984	(9,623,455)	(5,652)	752,476	781,804	1,534,280	19,348
Balance, shares at Dec. 31, 2022	27,278,652	1,437,500
Net income (loss)							(1,589,628)	52,056	(1,589,628)	(478,433)	(2,068,061)	52,056
Foreign currency translation						(39,867)			(39,867)	26,236	(13,631)
Capital injection				882,000					882,000		882,000
Capital injection, shares	2,500,001
Changes in non-controlling interest resulting from recapitalization	$ (8,839,650)			9,083,726		(226,247)			17,829	(17,829)
Changes in non-controlling interest resulting from recapitalization, shares	(10,267,176)
Acquisition of non-controlling interest				573,032					573,032	(573,032)
Acquisition of non-controlling interest, shares	4,932,512
Accretion of subsequent measurement of common stock subject to redemption value					(214,342)			(1,003,307)				(1,217,649)
Issuance of Common Stock		$ 575			57,499,425							57,500,000
Issuance of Common Stock, shares		5,750,000
Issuance of Private Placement Units		$ 27			2,651,883							2,651,910
Issuance of Private Placement Units, shares		265,191
Conversion from Promissory Note to Private Placement Units		$ 2			216,835							216,837
Conversion from Promissory Note to Private Placement Units, shares		21,684
Issuance of representative shares		$ 6			137,442							137,448
Issuance of representative shares, shares		57,500
Underwriting Commissions					(2,587,500)							(2,587,500)
Offering Costs					(767,346)							(767,346)
Reclassification of Common Stock Subject to Redemption		$ (575)			(51,769,960)							(51,770,535)
Reclassification of Common Stock Subject to Redemption, shares		(5,750,000)
Accretion of initial measurement of subject to redemption					(5,191,293)			(1,544,422)				(6,735,715)
Balance at Dec. 31, 2023		$ 179		11,464,055		344,870	(11,213,083)	(2,501,325)	595,842	(261,254)	334,588	(2,501,146)
Balance, shares at Dec. 31, 2023	24,443,989	1,781,875
Net income (loss)							(1,408,411)	(345,196)	(1,408,411)	(316,799)	(1,725,210)	(345,196)
Foreign currency translation						167,079			167,079	(102,775)	64,304
Accretion of subsequent measurement of common stock subject to redemption value								(874,281)				(874,281)
Extension funds attributable to common stock subject to redemption								(250,000)				(250,000)
Excise tax								(387,925)				(387,925)
Balance at Jun. 30, 2024		$ 179		$ 11,464,055		$ 511,949	$ (12,621,494)	$ (4,358,727)	$ (645,490)	$ (680,828)	$ (1,326,318)	$ (4,358,548)
Balance, shares at Jun. 30, 2024	24,443,989	1,781,875